STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

January 15, 2013

VIA EDGAR

==========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:
Proxy Statement Pursuant to Section 14(a) of the Securities Exchange Act of 1934 of the ISM Global Alpha Tactical Fund and ISM Dividend Income Fund, each a series of the Starboard Investment Trust (File Nos. 333-159484 and 811-22298)

Ladies and Gentlemen:

Enclosed for filing, please find the Definitive Proxy Statement for the Trust, which incorporates certain revisions and conforming changes to the Trust’s Preliminary Proxy Statement filed on October 29, 2012, including the Trust’s responses to the comments provided by Ms. Kimberly A. Browning on January 9, 2013.  Per Ms. Browning’s request, her comments and the Trust’s responses to the comments are provided below.

1.
Comment:  Why is it permissible for the proxy materials to include a letter to shareholders from the investment advisor?  Even if permissible, the letter should provide a more balanced description of the proposals being submitted to the shareholders for approval.

Response: The cover letter has been removed.

2.	Comment: In “Proposal One,” label the fee tables that disclose the projected annual operating expenses as “pro forma.”

Response: The proxy statement has been revised as requested.

3.	Comment: Elaborate on the timetable for modifying the investment strategy of the ISM Dividend Income Fund.

Response: Additional disclosure regarding the planned schedule for modifying the investment strategy of the ISM Dividend Income Fund has been provided.

4.
Comment:  Clarify that when the Board of Trustees determined whether the proposed advisory fee paid to FolioMetrix was reasonable with respect to each Fund, they considered not just the cost of the research and other services provided by F-Squared Investments for the ISM Dividend Income Fund or the sub-advisory fee paid to Forward Management for the ISM Dividend Income Fund, but all material factors pertinent to the approval of such fee.

Response:  The proxy has been revised to clarify that when the Board of Trustees considered the reasonableness of the proposed advisory fee to be paid to FolioMetrix, they considered all material factors pertinent to the approval of such fee.  In that regard, the Board of Trustees considered multiple factors in assessing the reasonableness of the proposed advisory fee, including, but not limited to, the nature of the services to be provided to the Fund by FolioMetrix, as well as the costs of the services to be provided and profits to be realized by FolioMetrix in providing such services.

5.
Comment:  State that FolioMetrix (not the Fund) is responsible for paying expenses related to the research and other services provided by F-Squared Investments and the sub-advisory services provided by Forward Management out of its management fee.

Response: The proxy statement has been revised as requested.

Notwithstanding the comments received from the staff of the Securities and Exchange Commission, the Trust acknowledges that:

1.	The Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

2.
Should the Securities and Exchange Commission or its staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Securities and Exchange Commission from taking any action with respect to the filing;

3.
The action of the Securities and Exchange Commission or its staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

4.	The Trust may not assert this action as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

If you have any questions or comments, please contact Terrence O. Davis at (678) 406-8740 or the undersigned at (252) 984-3816, extension 249.  Thank you for your consideration.

Sincerely,
Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary

cc:	Ms. Kimberly A. Browning
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001